Investment Strategy - Gabelli High Income ETF	Oct. 21, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broad range of income producing securities, including debt, equity and hybrid instruments (the “80% Policy”). As part of the 80% Policy, under normal market conditions, the Fund will attempt to achieve its investment objective primarily by investing in high-yield corporate bonds and other debt instruments, with an emphasis on those rated below investment grade (including, but not limited to, bank loans in the form of assignments or participations, payment-in-kind securities, and deferred payment securities). The high-yield securities the Fund invests in may be fixed, variable, or floating rate. The Fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including significant investments in Rule 144A securities. The Fund intends to invest primarily in higher yielding and generally lower quality debt securities (rated Ba1 / BB+ or below by a nationally recognized statistical rating organization (“NRSRO”) or unrated but determined by the Adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” In addition, as part of the 80% Policy, under normal market conditions, the Fund may also opportunistically invest in investment grade instruments, dividend-paying common stock, preferred stock, and other equity-related hybrid instruments, including convertible securities.

The Fund may also invest in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”). CDOs are securitized interests in pools of generally non-mortgage-assets. Assets called collateral usually are comprised of loans or other debt instruments. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it. A CLO is a trust typically collateralized substantially by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches typically have higher ratings and lower yields than the CLO's underlying securities and subordinated tranches and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors, industries and individual issuers. These derivative instruments may include, among other things, futures, options, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps. The Fund will count the notional value of investments in derivative instruments towards compliance with the 80% Policy.

The Fund may also invest in other investment companies, including ETFs, if the investment companies invest principally in the types of investments in which the Fund may invest directly. To the extent the Fund invests in other investment companies, including ETFs, the Fund will consider the underlying holdings of such funds for purposes of compliance with the 80% Policy.

The Fund may also invest in fixed-income instruments of foreign issuers, including issuers of debt securities in emerging markets. The Fund considers a security to be from a developed country if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund considers a security to be an emerging markets security if its issuer is located outside of the countries listed above. Generally, the Fund invests in U.S. dollar denominated securities, however, the Fund may invest in securities denominated in foreign currencies.

The Fund has no average maturity limitations, but it typically invests in intermediate-term debt securities. The Fund may also invest in long-term debt securities and short-term money market instruments and U.S. government securities.

The Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Adviser may determine that it is appropriate to invest a substantial portion of the Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Adviser generally utilizes a fundamental, bottom-up, long-only investment strategy by investing in issuers that the Adviser believes can carry debt loads through different economic cycles. The Adviser seeks to invest in issuers that demonstrate the ability to generate strong, sustainable cash flows, which may enable an issuer to decrease leverage and improve its credit rating. The Adviser also uses proprietary research to identify areas of relative value, within the high yield market that the Adviser believes to be undervalued/overvalued relative to the overall market. The Adviser seeks to invest in issuers with high quality business models that have attractive risk adjusted return characteristics. The Adviser believes that the disciplined execution of its investment process will enable it to select individual securities that have the potential to perform well in diverse market environments.

The Adviser will sell any Fund investments that, in the Adviser’s judgment, lose their perceived value relative to other investments.

In the event of adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broad range of income producing securities, including debt, equity and hybrid instruments (the “80% Policy”).